Rental Income (Tables)	12 Months Ended
Dec. 31, 2012
Rental Income
Schedule of minimum future rentals on non-cancelable operating leases and subleases of flight equipment

Year Ended	(Dollars in thousands)
2013	$3,853,694
2014	3,343,945
2015	2,630,761
2016	2,001,212
2017	1,346,960
Thereafter	1,628,759